Intangible assets, Net (Tables)	12 Months Ended
Dec. 31, 2016
Intangible assets, Net [Abstract]
Schedule of Intangible Assets, Net
Intangible assets, net, consist of the following:

	As of December 31,
	2015	2016
	RMB	RMB

Internally developed software	33,624	49,426
Trademark	685	960

Accumulated amortization	(14,181)	(23,402)

Intangible assets, net	20,128	26,984